Capital management - Summary of Financial Covenants Under Lending Agreements (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of objectives, policies and processes for managing capital [line items]
Senior debt to EBITDA	2.57	3.66
Total debt to EBITDA	2.57	3.66
Maximum senior debt to capitalization	50.00%
Maximum total debt to capitalization	55.00%
Maximum priority debt to consolidated tangible assets	15.00%
Bank EBITDA	Adjusted EBITDA as defined by Obsidian Energy’s debt agreements excludes the EBITDA contribution from assets sold in the prior 12 months and is used within Obsidian Energy’s covenant calculations related to our syndicated bank facility and senior notes.
Top of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Senior debt to EBITDA	4.25
Total debt to EBITDA	4.25